INSURANCE RESERVES - Schedule of Insurance Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance Reserve [Abstract]
Insurance reserves	$ 8,497	$ 1,339	$ 856
Reinsurance assets	(169)	(190)	$ (197)
Total insurance reserves	$ 8,328	$ 1,149